Long-Term Debt	12 Months Ended
Aug. 31, 2022
Disclosure Of Borrowings [Abstract]
Long-Term Debt
13.	LONG-TERM DEBT

		2022			2021
	Effective interest rates %	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $
Corporate

Cdn fixed rate senior notes-

3.80% due November 2, 2023	3.80	499	1	500	499	1	500

4.35% due January 31, 2024	4.35	500	–	500	499	1	500

3.80% due March 1, 2027	3.84	299	1	300	299	1	300

4.40% due November 2, 2028	4.40	497	3	500	497	3	500

3.30% due December 10, 2029	3.41	496	4	500	496	4	500

2.90% due December 9, 2030	2.92	497	3	500	496	4	500

6.75% due November 9, 2039	6.89	1,422	28	1,450	1,421	29	1,450

4.25% due December 9, 2049	4.33	296	4	300	296	4	300

		4,506	44	4,550	4,503	47	4,550
Other
Burrard Landing Lot 2 Holdings Partnership	Various	47	–	47	47	–	47

Total consolidated debt		4,553	44	4,597	4,550	47	4,597
Less current portion (2)		1	–	1	1	–	1

		4,552	44	4,596	4,549	47	4,596

(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of the Burrard Landing loans.
Corporate
Bank loans
The Company has an unsecured $1.5 billion bank credit facility, which includes a maximum revolving term or swingline facility of $50, with a syndicate of banks which matures in December 2024. The facility can be used for working capital and general corporate purposes.
The terms of the Arrangement Agreement require that the Company maintain sufficient liquidity to pay an $800 million termination fee payable by Shaw in certain circumstances.
Funds are available to the Company in both Canadian and US dollars. At August 31, 2022, $3 (2021 – $4) has been drawn as committed letters of credit against the revolving term facility. Interest rates fluctuate with Canadian prime and bankers’ acceptance rates, US bank base rates and LIBOR rates. Excluding the revolving term facility, the effective interest rate on actual borrowings under the credit facility during 2022 was nil (2021 – nil). The effective interest rate on the revolving term facility for 2022 was 3.90% (2021 – 3.62%).
Senior notes
The senior notes are unsecured obligations and rank equally and rateably with all existing and future senior indebtedness. The fixed rate notes are redeemable at the Company’s option at any time, in whole or in part, prior to maturity at 100% of the principal amount plus a make-whole premium.
Other
Burrard Landing Lot 2 Holdings Partnership
The Company has a 33.33% interest in the Partnership which built the Shaw Tower project with office/retail space and living/working space in Vancouver, BC. In the fall of 2004, the commercial construction of the building was completed and in February 2014, the Partnership refinanced its debt. The Partnership received a mortgage loan and used the proceeds to prepay the outstanding balance of the previous mortgage and loan excess funds to each of its partners. The mortgage loan matures on November 1, 2024 and bears interest at 4.683% compounded semi-annually with interest only payable for the first five years. Interest and principal payments commenced on April 1, 2019. The mortgage loan is collateralized by the property and the commercial rental income from the building with no recourse to the Company.
In February 2018, the Partnership received an additional mortgage loan of $30 and used the proceeds to loan excess funds to each of its partners, of which the Company received $10. The additional loan matures on November 1, 2024 and bears interest at 4.14% compounded semi-annually. Monthly mortgage payments consist of both principal and interest components.
Debt covenants
The Company and its subsidiaries have undertaken to maintain certain covenants in respect of the credit agreements and trust indentures described above. The Company and its subsidiaries were in compliance with these covenants at August 31, 2022.
Long-term debt repayments
Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2023	1
2024	1,001
2025	45
2026	–
2027	300
Thereafter	3,250

4,597

Interest expense

	2022 $	2021 $
Interest expense – long-term debt	223	223
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(5)	(4)
Interest on lease liabilities (note 14)	41	45
Interest expense – other (1)	–	(34)

	260	231

(1)
Interest expense – other
 for the year ended August 31, 2021
includes a $35 million reduction of tax related interest expense resulting from a revision of liabilities for uncertain tax positions that became statute barred in the period
.